Shareholder’s loan (Tables) - Cilo Cybin Holdings Limited [member]	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of shareholders loan
Opening balance	302,000	-
Advances received during the period	169,645	405,000
Finance cost accrued	44,394	12,000
Repayments during the year	-	(115,000)
Total shareholder’s loan	516,039	302,000

Schedule of trade and other payables
Trade payables	7,730	7,730
Accrued expenses	2,896,874	70,000
Other payables *	45,093	239,513
Total	2,949,697	317,243

*	Other Payables Reconciliation (2022 IPO)

Schedule of other payable related to refunds

Opening Balance	239,513	-
Total capital invested as part of proposed listing	-	20,582,555
Interest earned on funding raised		130,339
Bank charges allocated against interest earned		(84,897)
Total capital refunded as part of proposed listing	(194,420)	(20,388,484)
Total	45,093	239,513